UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                   811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

9601 Blackwell Road, Suite 500

                                                         Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Carl G. Verboncoeur

Rydex Series Funds

9601 Blackwell Road, Suite 500

                                                         Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:          301-296-5100

Date of fiscal year end:           March 31, 2009

Date of reporting period:           June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940

(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the

Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange

Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has

reviewed this collection of information under the clearance requirements of 44 U.S.C. §

3507.

Item 1. Schedule of Investments.

Table of Contents

Rydex Series NQ
Absolute Return Strategies	Japan 2x Strategy
Alternative Strategies Allocation	Large Cap Growth
Banking	Large Cap Value
Basic Materials	Leisure
Biotechnology	Managed Futures Strategy
Commodities Strategy	Mid Cap 1.5x Strategy
Consumer Products	Mid Cap Growth
Electronics	Mid Cap Value
Energy	Multi Cap Core Equity
Energy Services	NASDAQ 100
Essential Portfolio Aggressive	Nova
Essential Portfolio Conservative	Precious Metals
Essential Portfolio Moderate	Real Estate
Europe 1.25x Strategy	Retailing
Financial Services	Russell 2000
Govt Long Bond 1.2x Strategy	Russell 2000 1.5x Strategy
Health Care	S&P 500
Hedged Equity	Sector Rotation
High Yield Strategy	Small Cap Growth
International Rotation	Small Cap Value
Internet	Strengthening Dolllar 2x Strategy
Inverse Govt Long Bond Strategy	Technology
Inverse High Yield Strategy	Telecommunications
Inverse Mid Cap Strategy	Transportation
Inverse NASDAQ 100 Strategy	U.S. Govt Money Market
Inverse Russell 2000 Strategy	Utilities
Inverse S&P 500 Strategy	Weakening Dollar 2x Strategy

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. All time references are based on

Eastern Time. The information contained in these notes may not apply to every Fund in the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American

Stock Exchange) are valued at the last quoted sales price as of the close of business on the

NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price, usually as of 4:00 p.m. on the valuation date. Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices.

Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange.

However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

Debt securities with a maturity greater than 60 days are valued at the last traded fill price at the close of the Funds’ pricing cycle, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of the Funds’ pricing cycle, usually 4:00

p.m.

Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before a Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.

Traditional open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, usually 4:00 p.m. on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

The value of domestic equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the

NYSE, usually 4:00 p.m. The swap’s market value is then adjusted to include dividends accrued,

financing charges and/or interest associated with the swap agreements.

The value of foreign equity index and currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00

p.m. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i)

general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a)

these contracts and other derivative investments trade in the futures or other derivative markets,

respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes.

Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs, mutual funds, ETFs and closed-end investment companies are recorded as dividend income on the ex-

dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Net investment income is computed and dividends are declared daily in the Government Long

Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Income dividends in these Funds are accrued daily. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized capital gains in all Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions.

In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction,

that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option,

that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option,

the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.

Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. The

Trust may enter into credit default swap agreements where one party, the protection buyer,

makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event.

Upfront payments received or made by a Fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

H. The Trust may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices,

commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are recorded as income while net payments are recorded as net realized gains or losses.

I. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into

U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

J. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized

and unrealized gains and losses are included in the Statement of Operations.

K. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S.

Government securities, and enter into repurchase agreements.

As of June 30, 2008, S&P 500 Index mini futures contracts, and shares of Anheuser-Busch Companies, Inc. and

Bois D' Arc Energy, Inc. were held as cover for call options written in Absolute Return Strategies Fund, and S&P 500 and S&P 500 Index mini futures contracts were held as cover for call options written in Hedged Equity Fund.

Transactions in options written during the period ended June 30, 2008, were as follows:

Absolute Return

Strategies Fund

Hedged Equity Fund

Number of

Premiums

Number of

Premiums

Contracts

Received

Contracts

Received

Options outstanding at March 31, 2008

119

$      2,468,798

19

$       394,178

Options written

357

6,722,143

67

1,263,369

Options terminated in closing purchase transactions

(238)

(4,848,345)

(43)

(872,960)

Options expired

(119)

(2,171,298)

(19)

(346,678)

Options exercised

—

—

—

—

Options outstanding at June 30, 2008

119

$      2,171,298

24

$       437,909

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157

(“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities,

interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of June 30,

2008:

Assets

Level 1

Level 1

Level 2

Level 2

Level 3

Level 3

Investments

Other Financial

Investments

Other Financial

Investments

Other Financial

Fund

In Securities

Instruments

In Securities

Instruments

In Securities

Instruments

Total

Nova Fund

$

135,183,094

$

-

$

-

$

-

$

-

$

-

$

135,183,094

S&P 500 Fund

55,107,779

-

-

-

-

-

55,107,779

Inverse S&P 500 Strategy Fund

60,278,922

2,376,001

195,529,028

10,012,107

-

-

268,196,058

NASDAQ-100® Fund

843,793,137

-

-

-

-

-

843,793,137

Inverse NASDAQ-100® Strategy Fund

57,938,012

99,224

-

4,129,290

-

-

62,166,526

Mid-Cap 1.5x Strategy Fund

31,080,855

-

-

-

-

-

31,080,855

Inverse Mid-Cap Strategy Fund

8,905,391

252,004

-

362,065

-

-

9,519,460

Russell 2000® 1.5x Strategy Fund

35,629,661

-

-

-

-

-

35,629,661

Russell 2000® Fund

4,611,529

-

-

-

-

-

4,611,529

Inverse Russell 2000® Strategy Fund

41,213,641

170,777

-

1,413,380

-

-

42,797,798

Government Long Bond 1.2x Strategy Fund

58,989,756

517,641

-

-

-

-

59,507,397

Inverse Government Long Bond Strategy Fund

406,989,865

-

424,650,694

-

-

-

831,640,559

High Yield Strategy Fund

11,297,055

-

-

-

-

-

11,297,055

Inverse High Yield Strategy Fund

23,162,366

966,687

-

-

-

-

24,129,053

Europe 1.25x Strategy Fund

30,194,390

-

-

-

-

-

30,194,390

Japan 2x Strategy Fund

4,351,158

-

-

-

-

-

4,351,158

Small-Cap Value Fund

5,280,641

-

-

-

-

-

5,280,641

Mid-Cap Value Fund

8,594,334

-

-

-

-

-

8,594,334

Large-Cap Value Fund

15,351,936

-

-

-

-

-

15,351,936

Small-Cap Growth Fund

11,115,352

-

-

-

-

-

11,115,352

Mid-Cap Growth Fund

58,523,258

-

-

-

-

-

58,523,258

Large-Cap Growth Fund

45,864,270

-

-

-

-

-

45,864,270

U.S. Government Money Market Fund

1,180,043,516

-

-

-

-

-

1,180,043,516

Banking Fund

15,920,829

-

-

-

-

-

15,920,829

Basic Materials Fund

257,102,277

-

-

-

-

-

257,102,277

Biotechnology Fund

87,454,932

-

-

-

-

-

87,454,932

Consumer Products Fund

23,829,632

-

-

-

-

-

23,829,632

Electronics Fund

17,649,384

-

-

-

-

-

17,649,384

Energy Fund

229,992,876

-

-

-

-

-

229,992,876

Energy Services Fund

357,029,961

-

-

-

-

-

357,029,961

Financial Services Fund

13,464,018

-

-

-

-

-

13,464,018

Health Care Fund

28,971,465

-

-

-

-

-

28,971,465

Internet Fund

7,752,121

-

-

-

-

-

7,752,121

Leisure Fund

7,800,083

-

-

-

-

-

7,800,083

Precious Metals Fund

274,655,476

-

-

-

-

-

274,655,476

Retailing Fund

6,689,973

-

-

-

-

-

6,689,973

Technology Fund

34,082,055

-

-

-

-

-

34,082,055

Telecommunications Fund

16,880,253

-

-

-

-

-

16,880,253

Transportation Fund

25,612,912

-

-

-

-

-

25,612,912

Utilities Fund

35,383,538

-

-

-

-

-

35,383,538

Multi-Cap Core Equity Fund

35,312,245

-

-

-

-

-

35,312,245

Sector Rotation Fund

631,024,610

-

-

-

-

-

631,024,610

Absolute Return Strategies Fund

192,852,609

-

-

168,092

-

-

192,852,609

Alternative Strategies Allocation Fund

15,780,720

-

-

-

-

-

15,780,720

Commodities Strategy Fund

58,378,418

-

-

115,148,501

-

-

173,526,919

Hedged Equity Fund

20,129,175

-

-

-

-

-

20,129,175

International Rotation Fund

32,688,840

-

-

-

-

-

32,688,840

Managed Futures Fund

103,497,905

-

-

200,364,286

-

-

303,862,191

Real Estate Fund

20,942,908

-

-

-

-

-

20,942,908

Strengthening Dollar 2x Strategy Fund

93,874,055

-

-

-

-

-

93,874,055

Weakening Dollar 2x Strategy Fund

91,143,106

-

-

-

-

-

91,143,106

Essential Portfolio Conservative Fund

15,818,469

-

-

-

-

-

15,818,469

Essential Portfolio Moderate Fund

51,148,658

-

-

-

-

-

51,148,658

Essential Portfolio Aggressive Fund

20,235,363

-

-

-

-

-

20,235,363

Liabilities

Level 1

Level 1

Level 2

Level 2

Level 3

Level 3

Investments

Other Financial

Investments

Other Financial

Investments

Other Financial

Fund

In Securities

Instruments

In Securities

Instruments

In Securities

Instruments

Total

Nova Fund

$

-

$

1,542,883

$

-

$

921,107

$

-

$

-

$

2,463,990

S&P 500 Fund

-

621

-

99,675

-

-

100,296

Inverse S&P 500 Strategy Fund

-

-

-

-

-

-

-

NASDAQ-100® Fund

-

1,586

-

480,739

-

-

482,325

Inverse NASDAQ-100® Strategy Fund

-

-

-

-

-

-

-

Mid-Cap 1.5x Strategy Fund

-

328,287

-

478,984

-

-

807,271

Inverse Mid-Cap Strategy Fund

-

-

-

-

-

-

-

Russell 2000® 1.5x Strategy Fund

-

550,389

-

532,213

-

-

1,082,602

Russell 2000® Fund

-

7,478

-

10,931

-

-

18,409

Inverse Russell 2000® Strategy Fund

20,539,428

-

-

-

-

-

20,539,428

Government Long Bond 1.2x Strategy Fund

-

-

-

-

-

-

-

Inverse Government Long Bond Strategy Fund

268,236,753

8,146,112

-

-

-

-

276,382,865

High Yield Strategy Fund

-

216,568

-

-

-

-

216,568

Inverse High Yield Strategy Fund

-

-

-

-

-

-

-

Europe 1.25x Strategy Fund

-

-

-

528,578

-

-

528,578

Japan 2x Strategy Fund

-

-

-

420,186

-

-

465,186

Small-Cap Value Fund

-

-

-

-

-

-

-

Mid-Cap Value Fund

-

-

-

-

-

-

-

Large-Cap Value Fund

-

-

-

-

-

-

-

Small-Cap Growth Fund

-

-

-

-

-

-

-

Mid-Cap Growth Fund

-

-

-

-

-

-

-

Large-Cap Growth Fund

-

-

-

-

-

-

-

U.S. Government Money Market Fund

-

-

-

-

-

-

-

Banking Fund

-

-

-

-

-

-

-

Basic Materials Fund

-

-

-

-

-

-

-

Biotechnology Fund

-

-

-

-

-

-

-

Consumer Products Fund

-

-

-

-

-

-

-

Electronics Fund

-

-

-

-

-

-

-

Energy Fund

-

-

-

-

-

-

-

Energy Services Fund

-

-

-

-

-

-

-

Financial Services Fund

-

-

-

-

-

-

-

Health Care Fund

-

-

-

-

-

-

-

Internet Fund

-

-

-

-

-

-

-

Leisure Fund

-

-

-

-

-

-

-

Precious Metals Fund

-

-

-

-

-

-

-

Retailing Fund

-

-

-

-

-

-

-

Technology Fund

-

-

-

-

-

-

-

Telecommunications Fund

-

-

-

-

-

-

-

Transportation Fund

-

-

-

-

-

-

-

Utilities Fund

-

-

-

-

-

-

-

Multi-Cap Core Equity Fund

-

-

-

-

-

-

-

Sector Rotation Fund

-

-

-

-

-

-

-

Absolute Return Strategies Fund

57,137,098

2,950,209

-

-

-

-

60,087,307

Alternative Strategies Allocation Fund

-

-

-

-

-

-

-

Commodities Strategy Fund

-

-

-

-

-

-

-

Hedged Equity Fund

8,915,134

617,255

-

292,884

-

-

9,825,273

International Rotation Fund

-

-

-

817,435

-

-

817,435

Managed Futures Fund

38,954,210

-

-

1,476,372

-

-

40,430,582

Real Estate Fund

-

-

-

-

-

-

-

Strengthening Dollar 2x Strategy Fund

-

-

-

2,627,028

-

-

2,627,028

Weakening Dollar 2x Strategy Fund

-

-

-

844,335

-

-

844,335

Essential Portfolio Conservative Fund

-

-

-

-

-

-

-

Essential Portfolio Moderate Fund

-

-

-

-

-

-

-

Essential Portfolio Aggressive Fund

-

-

-

-

-

-

-

Item 2. Controls and Procedures.

(a)

Based on their evaluation on August 25, 2008, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Variable Trust (the

“Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments (“RI”), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. (“RD”), which acts as distributor for the

Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940) which would have adversely affected the ability of the

Trust or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.

There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

Company Act of 1940) that has come to the attention of the Advisor or the officers of the

Trust, including its President and Treasurer.

(b)

There were no significant changes in the Trust’s or RI’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of

1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the President (principal executive officer) and Treasurer

(principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act

(17 CFR 270.30a-2(a)) are attached.

EX.-3(i)

CERTIFICATIONS

I, Carl G. Verboncoeur, certify that:

1. I have reviewed this report on Form N-Q of Rydex Series Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision,

to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within

90 days prior to the filing date of this report, based on such evaluation;

and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control

over financial reporting which are

reasonably likely to adversely affect the registrant’s ability to record,

process, summarize, and report financial information; and

(b)

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: August 25, 2008

/s/ Carl G. Verboncoeur

Carl G. Verboncoeur

President

EX.-3(ii)

CERTIFICATIONS

I, Nick Bonos, certify that:

1. I have reviewed this report on Form N-Q of Rydex Series Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision,

to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within

90 days prior to the filing date of this report, based on such evaluation;

and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control

over financial reporting which are

reasonably likely to adversely affect the registrant’s ability to record,

process, summarize, and report financial information; and

(b)

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: August 25, 2008

/s/ Nick Bonos

Nick Bonos

Vice President & Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment

Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Rydex Series Funds

By (Signature and Title)*      /s/ Carl G. Verboncoeur

Carl G. Verboncoeur, President

Date

August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment

Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Carl G. Verboncoeur

Carl G. Verboncoeur, President

Date

August 25, 2008

By (Signature and Title)*

/s/ Nick Bonos

Nick Bonos, Vice President & Treasurer

Date

August 25, 2008

* Print the name and title of each signing officer under his or her signature.